Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 114,714	€ 2,995	€ 398,309	€ 28,443	€ 1,426	€ 430	€ (316,889)	€ (604)	€ 114,110
Result for the year	(64,424)						(64,424)	220	(64,204)
Other comprehensive income (loss)	782					782			782
Recognition of share-based payments	2,869			2,869					2,869
Issue of ordinary shares	14,572	375	14,197						14,572
Equity component of convertible loan	(1,482)				€ (1,426)		(56)		(1,482)
Shares options lapsed				(1,817)			1,817
Shares options exercised	34		34	(443)			443		34
Balance at end of period at Dec. 31, 2022	67,065	3,370	412,540	29,052		1,212	(379,109)	(384)	66,681
Result for the year	(28,119)						(28,119)	€ 384	(27,735)
Other comprehensive income (loss)	(1,016)					(395)	(621)		(1,016)
Recognition of share-based payments	3,106			3,106					3,106
Shares options lapsed				(6,280)			6,280
Shares options exercised	354		354	(719)			719		354
Balance at end of period at Dec. 31, 2023	41,390	3,370	412,894	25,159		817	(400,850)		41,390
Result for the year	(27,763)						(27,763)		(27,763)
Other comprehensive income (loss)	533					533			533
Recognition of share-based payments	2,544			2,544					2,544
Issue of ordinary shares	71,633	938	70,695						71,633
Shares options lapsed				(1,040)			1,040
Shares options exercised	223		223	(415)			415		223
Balance at end of period at Dec. 31, 2024	€ 88,560	€ 4,308	€ 483,812	€ 26,248		€ 1,350	€ (427,158)		€ 88,560